              As filed with the Securities and Exchange Commission
                                 on July 7, 2003
                      Registration No. 333-40265; 811-08481
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                         Post-Effective Amendment No. 13                   [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                Amendment No. 14                           [X]

                        (Check appropriate box or boxes)
                             -----------------------
                         NATIONS SEPARATE ACCOUNT TRUST
                        (formerly Nations Annuity Trust)
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                     (Name and Address of Agent for Service)
                                 With copies to:

     Marco E. Adelfio, Esq.                  Carl Frischling, Esq.
     Steven G. Cravath, Esq.                 Kramer, Levin, Naftalis & Frankel
     Morrison & Foerster LLP                 919 3rd Avenue
     2000 Pennsylvania Ave., N.W.            New York, New York 10022
     Suite 5500
     Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to Rule 485(b); or         [ ] on (date) pursuant to Rule 485(b), or

[X] 60 days after filing pursuant to Rule 485(a), or            [ ] on (date) pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 13 to the Registration Statement of Nations Separate Account Trust (the "Trust") is being filed in order to make certain modifications to the investment objective and principal investment strategies of Nations MidCap Growth Portfolio. With the exception of the portion of Part A included in this filing, Part A, Part B and Part C of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

                         NATIONS SEPARATE ACCOUNT TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                                               Prospectus
--------                                                               ----------
  1.    Front and Back Cover Pages................................     Front and Back Cover Pages

  2.    Risk/Return Summary: Investments, Risks,
        and Performance ..........................................     About this Prospectus

  3.    Risk/Return Summary: Fee Table............................     Not Applicable

  4.    Investment Objectives, Principal Investment
        Strategies, and Related Risks.............................     About the Equity Portfolios; About
                                                                       the Managed Index Portfolios; About
                                                                       the Balanced Portfolio; About the
                                                                       International Portfolio; Other
                                                                       Important Information

  5.   Management's Discussion of Fund Performance................     Not Applicable

  6.   Management, Organization, and Capital Structure............     How the Portfolios are Managed;
                                                                       About Your Investment: Information
                                                                       for Investors

  7.   Shareholder Information ...................................     About Your Investment: Information
                                                                       for Investors

  8.   Distribution Arrangements .................................     About Your Investment: Information
                                                                       for Investors

  9.   Financial Highlights Information ..........................     About Your Investment: Financial
                                                                       Highlights

Part B
Item No.
--------
10.    Cover Page and Table of Contents...........................     Cover Page and Table of Contents

11.    Fund History...............................................     Introduction

12.    Description of the Fund and
       Its Investments and Risks..................................     Additional Information on Portfolio
                                                                       Investments

13.    Management of the Fund.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements

14.    Control Persons and Principal
       Holders of Securities......................................     Not Applicable

15.    Investment Advisory and Other Services.....................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.    Brokerage Allocation and Other Practices...................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.    Capital Stock and Other Securities ........................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.    Purchase, Redemption and Pricing of Shares.................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.    Taxation of the Fund.......................................     Additional Information Concerning
                                                                       Taxes

20.    Underwriters...............................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.    Calculation of Performance Data............................     Additional Information on
                                                                       Performance


22.    Financial Statements.......................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                                               Other Information
--------                                                               -----------------
                                                                       Information required to be
                                                                       included in Part C is set
                                                                       forth under the appropriate
                                                                       Item, so numbered, in
                                                                       Part C of this Document

NATIONS MIDCAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THE PORTFOLIO'S ADVISER. BACAP'S SMALL&MIDCAP GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

WHAT IS A MIDCAP GROWTH PORTFOLIO?

A MIDCAP GROWTH PORTFOLIO INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------

(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index (currently between $399 million and $18 billion) and that are believed to have the potential for long-term growth. The Portfolio generally holds 75 to 130 equity securities.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  - company meetings/conferences

  - independent industry analysis

  - quantitative analysis

  - Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  - gaining an in-depth understanding of the company's business

  - evaluating the company's growth potential, risks and competitive strengths

  - discussing its growth strategy with company management

  - validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

In actively managing the Portfolio, the team considers the characteristics of the Russell MidCap Growth Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when its price reaches a target set by the team, if the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 7th day of July, 2003.

                                  NATIONS SEPARATE ACCOUNT TRUST

                                  By:                *
                                      ---------------------------------------
                                      Robert H. Gordon
                                      President (Principal Executive Officer)
                                      and Vice Chairman of the Board of Trustees

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

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
          SIGNATURES                                    TITLE                                   DATE
          ----------                                    -----                                   ----
                *                                     Chairman                              July 7, 2003
----------------------------------            of the Board of Trustees
(William P. Carmichael)

                *                              Chief Financial Officer                      July 7, 2003
----------------------------------              (Principal Financial
Edward D Bedard                                and Accounting Officer)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                              July 7, 2003
----------------------------------      President (Principal Executive Officer)
Robert H. Gordon                      and Vice Chairman of the Board of Trustees

                *                                      Trustee                              July 7, 2003
----------------------------------
(William H. Grigg)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Cornelius J. Pings)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Minor Mickel Shaw)

                *                                      Trustee                              July 7, 2003
----------------------------------
(A. Max Walker)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Charles B. Walker)

                *                                      Trustee                              July 7, 2003
----------------------------------
(Thomas S. Word)

                *                                      Trustee                              July 7, 2003
----------------------------------
(James B. Sommers)


/s/ Robert B. Carroll
----------------------------------
Robert B. Carroll
*Attorney-in-Fact
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